American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2021

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.6%
Alabama — 1.2%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	475,000	524,219
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,177,560
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,236,950
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	958,462
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	725,318
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	900,438
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,855,200
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,145,620
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,179,960
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,321,960
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,050,217
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	21,883,800
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,190,138
		51,149,842
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,183,178
Arizona — 3.4%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.97%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,159,350
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,357,220	6,891,798
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	165,000	166,269
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	105,000	106,031
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	551,760
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	433,824
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	678,672
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	950,811
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	5,271,750
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625,000	674,781
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	756,008
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	369,885
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	313,110
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	767,600
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	365,436
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	363,924
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	279,445
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	632,888
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,988,218
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,855,908
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	550,475
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 4.00%, 5/15/31	560,000	614,617
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,130,240
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	6,400,000	6,723,648
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	107,364
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	549,780
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	228,666
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	348,033
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	252,679

Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	813,477
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	805,896
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	343,668
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,132,800
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,398,500
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,071,950
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,315,224
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,416,467
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	12,260,844
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	475,000	480,971
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,972,689
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,575,015
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	7,075,000	7,195,346
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,276,691
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,080,072
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	954,056
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	770,581
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,916,931
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,763,595
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	424,597
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	902,577
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41(2)	430,000	471,018
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46(2)	345,000	374,736
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,137,850
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51(2)	580,000	627,647
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 0.60%, (MUNIPSA plus 0.57%), 1/1/35	3,780,000	3,764,086
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	1,094,330
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	2,125,125
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,930,150
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 0.83%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,710,557
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	826,581
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	729,288
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,211,580
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,611,300
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	13,855,643
		140,424,808
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,072,230
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,488,941
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,287,779
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.03%, 3/1/21 (LOC: JPMorgan Chase Bank N.A.)	2,650,000	2,650,000
		6,498,950
California — 5.1%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	714,266
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,154,430
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,292,190
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,923,323

Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,934,957
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,209,540
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,208,300
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	1,986,300
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,915,260
Bay Area Toll Authority Rev., VRN, 1.13%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,809,250
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	717,569
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	580,856
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	239,304
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	326,238
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	325,201
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	176,414
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,970,800
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	195,000	198,270
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,879,553
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	656,970
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,124,990
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,152,600
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,177,090
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.01%, 3/1/21 (LOC: Barclays Bank plc)	1,600,000	1,600,000
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,258,500
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,738,935
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,786,635
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,185,540
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,523,545
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,551,326
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	7,081,723
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,785,920
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	2,194,699
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,268,040
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,643,650
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,852,250
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,893,798
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	1,430,000	1,456,841
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	15,360,000	17,534,362
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,460,850
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,790,494
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,598,972
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,694,920
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,418,463
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,202,316
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	2,964,355
Los Angeles Department of Water Rev., VRDN, 0.02%, 3/1/21 (SBBPA: TD Bank N.A.)	1,000,000	1,000,000
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,594,906
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,208,598
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,522,739
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,173,510
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/34	1,000,000	1,160,460
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/35	800,000	926,816
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,673,650
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,763,725

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,433,133
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,370,800
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,095,560
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,849,552
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,451,655
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	3,050,977
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	348,208
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,289,049
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	717,768
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,238,553
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,220,140
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,869,700
State of California GO, 5.00%, 12/1/26	3,955,000	4,448,386
State of California GO, 5.00%, 2/1/27	10,000,000	10,890,800
State of California GO, 5.00%, 11/1/27	5,000,000	5,602,000
State of California GO, 5.00%, 2/1/28	10,000,000	10,886,700
State of California GO, 4.00%, 9/1/32	5,000,000	5,780,100
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,182,920
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,488,756
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,275,590
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,669,655
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,242,690
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,236,260
		209,823,161
Colorado — 2.9%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,270,773
Adams County COP, 4.00%, 12/1/26	2,250,000	2,569,320
Adams County COP, 4.00%, 12/1/27	1,310,000	1,483,889
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,812,640
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,265,600
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,876,936
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,178,960
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,241,458
Colorado Educational & Cultural Facilities Authority Rev., (Michael Ann Russell Jewish Community Center, Inc.), VRDN, 0.01%, 3/1/21 (LOC: TD Bank N.A.)	2,400,000	2,400,000
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,250,380
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	6,191,850
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,297,640
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,363,240
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	2,230,340
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	3,306,960
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,387,400
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	326,781
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	412,628
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	844,696

Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	556,025
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	386,015
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	438,695
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	458,104
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	288,800
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,495,232
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	693,120
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,333,640
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	6,142,451
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	832,996
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	846,192
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	585,575
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,108,800
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,100,770
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	5,768,050
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,694,105
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,318,060
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,732,365
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	1,123,605
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	1,016,416
E-470 Public Highway Authority Rev., VRN, 0.49%, (67% of the 1-month LIBOR plus 0.42%), 9/1/39	3,000,000	3,000,090
E-470 Public Highway Authority Rev., VRN, 1.13%, (67% of the 1-month LIBOR plus 1.05%), 9/1/39	1,000,000	1,000,330
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	611,855
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,247,720
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	954,278
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,083,470
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	225,216
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,522,372
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,786,743
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,872,486
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,047,650
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,143,480
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,130,344
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,376,347
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	318,220
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/30	350,000	449,064
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/31	500,000	646,685
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/31	400,000	515,876
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/32	600,000	771,594
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	500,000	641,355
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	800,065
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	844,980
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	601,220
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	477,148
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	734,564
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	382,873
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	2,147,905
Vauxmont Metropolitan District GO, 5.00%, 12/1/21 (AGM)	155,000	159,862
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	176,908
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	210,885
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	133,326
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	228,850
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	154,589
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	211,741
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	146,449

Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	234,991
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	157,514
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	245,898
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	150,960
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	262,805
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	144,531
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	273,037
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	143,889
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	271,401
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	143,489
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	288,848
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	154,587
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	625,040
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	182,813
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	628,614
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	353,719
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	123,692
		120,772,875
Connecticut — 2.1%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	601,665
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,564,930
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,443,811
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	749,346
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,849,575
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	621,135
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,568,870
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,231,290
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,211,370
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	778,870
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,082,920
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,212,060
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,776,995
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,185,220
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,211,919
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,172,560
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,163,860
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,161,725
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	329,597
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,225,815
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,007,820
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,781,594
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	650,000	656,448
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	558,285
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,620,315
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,317,781
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	716,208
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	594,575
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,303,192
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	412,160
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	469,996
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/37	7,000,000	6,919,500

Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	1,400,000	1,384,026
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	2,640,000	2,731,106
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,578,400
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,488,564
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,449,312
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	2,276,979
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,190,890
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,664,427
State of Connecticut GO, 4.00%, 6/1/35	1,000,000	1,178,700
State of Connecticut GO, 4.00%, 6/1/37	950,000	1,111,158
State of Connecticut GO, 4.00%, 6/1/38	750,000	874,463
State of Connecticut GO, 4.00%, 6/1/39	500,000	581,285
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,360,080
		86,370,797
District of Columbia — 0.9%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,126,050
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(4)	1,000,000	1,095,870
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(4)	1,000,000	1,137,060
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,025,905
District of Columbia Rev., (MedStar Health Obligated Group), VRDN, 0.01%, 3/1/21 (LOC: TD Bank N.A.)	1,170,000	1,170,000
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,932,312
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,552,812
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,547,900
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,424,888
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,419,625
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,694,250
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,126,190
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	280,855
		37,533,717
Florida — 4.6%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,801,406
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,954,407
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,074,000
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	566,975
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	576,825
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	301,668
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,196,240
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	603,535
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	599,300
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	596,500
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	594,175
Citizens Property Insurance, Inc. Rev., 5.00%, 6/1/22	8,000,000	8,477,040
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	5,562,450
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	750,000	861,383
Florida Development Finance Corp. Rev., 5.00%, 6/15/40	1,650,000	1,874,779
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	501,730
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	1,150,926
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,481,075
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,499,895
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,875,664
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,165,000
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,159,090
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,159,220
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	864,555

Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,436,500
Fort Myers Rev., 4.00%, 12/1/29	170,000	193,756
Fort Myers Rev., 4.00%, 12/1/30	150,000	170,573
Fort Myers Rev., 4.00%, 12/1/31	650,000	736,886
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,319,680
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,026,465
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,600,950
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), VRDN, 0.03%, 3/1/21 (LOC: TD Bank N.A.)	1,200,000	1,200,000
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,598,345
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,938,900
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	997,439
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,645,966
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	907,260
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,469,056
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,861,200
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,230,700
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,198,450
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,255,603
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	429,424
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	556,815
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	576,255
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,084,102
Orlando Tourist Development Tax Rev., 5.00%, 11/1/31 (AGM)	5,000,000	6,178,600
Orlando Tourist Development Tax Rev., 5.00%, 11/1/32 (AGM)	2,500,000	3,083,200
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	506,608
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	875,811
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	314,210
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	919,443
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	866,418
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,233,670
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(3)	1,200,000	780,240
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(3)	3,000,000	1,874,070
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(3)	1,500,000	865,500
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(3)	1,800,000	997,902
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,427,788
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	640,670
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	637,650
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,269,940
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	759,426
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,261,920
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,257,420
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,253,330
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,166,540
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,521,800
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,403,703
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,774,214
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,153,340
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	2,213,380
Pasco County School Board COP, VRN, 0.78%, (MUNIPSA plus 0.75%), 8/1/32	3,500,000	3,507,525
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,200,000	1,367,844
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	16,801,106

Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,454,908
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,072,030
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,137,860
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,297,075
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,603,600
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,948,219
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	899,264
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,119,820
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,315,128
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,783,987
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,708,467
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,116,220
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	630,000	643,356
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,180,000	2,376,462
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,945,000	2,156,772
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	500,000	508,880
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	1,000,000	1,012,500
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	1,000,000	1,052,760
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,765,000	1,816,220
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,250,000	3,455,660
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,320,000	2,387,906
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,500,000	2,570,875
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,222,670
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,456,644
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,244,940
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,301,178
		192,508,832
Georgia — 2.3%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,222,740
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,031,616
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,589,100
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,818,720
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,159,065
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,108,015
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,376,595
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,224,960
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,684,840
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,379,900
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,509,125
Main Street Natural Gas, Inc. Rev., VRN, 0.60%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,024,300
Main Street Natural Gas, Inc. Rev., VRN, 0.91%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,082,200
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,682,740
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,000,000	23,017,800
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,631,520
		95,543,236
Guam — 0.1%
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,136,700
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,066,520
		3,203,220
Hawaii — 0.5%
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,566,548

State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,070,400
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,783,670
		21,420,618
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,046,680
Illinois — 11.9%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,318,456
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,155,753
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,157,980
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,192,030
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,987,150
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,126,000
Chicago GO, 5.00%, 1/1/30	6,600,000	8,036,886
Chicago GO, 5.25%, 1/1/32	5,000,000	5,408,400
Chicago GO, 6.00%, 1/1/38	5,000,000	5,927,850
Chicago Board of Education GO, 5.00%, 12/1/22	1,000,000	1,070,180
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,540,300
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,523,563
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	623,628
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,627,725
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,502,080
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,683,684
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,752,650
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,657,900
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,951,707
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,166,080
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,550,890
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,135,120
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,340,940
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,228,491
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,948,905
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,134,506
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,111,450
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,280,682
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,110,860
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	870,560
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	869,330
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,550,884
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,728,844
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,140,375
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,376,500
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,843,950
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,393,580
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,744,460
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,934,004
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,878,440
Cook County GO, 5.00%, 11/15/21	600,000	620,346
Cook County GO, 5.00%, 11/15/22	7,500,000	8,107,575
Cook County GO, 5.00%, 11/15/25	3,600,000	4,297,212
Cook County GO, 5.00%, 11/15/26	3,900,000	4,781,712
Cook County GO, 5.00%, 11/15/27	2,800,000	3,439,352
Cook County GO, 5.00%, 11/15/28	1,000,000	1,221,880
Cook County GO, 5.00%, 11/15/29	3,270,000	3,978,118
Cook County GO, 5.00%, 11/15/31	2,350,000	2,838,024
Cook County GO, 5.00%, 11/15/34	2,000,000	2,474,880

Cook County GO, 5.00%, 11/15/35	1,800,000	2,227,392
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,116,000
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,098,656
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,383,589
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,142,540
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,325,440
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,569,080
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,841,869
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,317,283
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,392,949
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,120,490
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,206,839
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,187,230
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,299,100
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,446,844
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,516,140
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,589,736
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,662,924
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,838,411
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	336,739
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	435,008
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	448,100
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	459,964
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	412,216
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	474,407
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	893,250
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	330,000	347,609
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,553,420
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,770,720
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,038,740
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,101,880
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,187,620
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,257,906
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	587,985
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	365,088
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	575,745
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	652,166
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	569,655
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,685,550
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	857,783
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,947,071
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,544,850
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,391,313
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,299,640
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,224,958
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,521,400
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	275,966
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	808,248
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	386,276
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	809,549
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	852,173
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,773,100
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,321,544
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	12,949,400
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(4)	825,000	881,414

Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(4)	1,000,000	1,113,730
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRDN, 0.01%, 3/1/21 (LOC: Wells Fargo Bank N.A.)	400,000	400,000
Illinois Finance Authority Rev., (University of Chicago Medical Center), VRDN, 0.01%, 3/1/21 (LOC: PNC Bank N.A.)	4,600,000	4,600,000
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,575,338
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,956,782
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,255,130
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,920,010
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,249,410
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,236,075
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,484,856
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,081,000
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,402,936
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,770,475
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	921,890
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	531,194
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	291,308
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	232,410
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	665,869
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	630,075
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,289,583
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,364,584
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,759,730
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,137,120
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,608,013
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,120,400
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,280,700
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,579,450
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,000,000
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,829,310
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,353,850
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,254,940
State of Illinois GO, 5.00%, 11/1/24	12,715,000	14,221,473
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,411,300
State of Illinois GO, 5.00%, 11/1/27	15,000,000	17,476,950
State of Illinois GO, 5.125%, 12/1/29	17,000,000	19,921,960
State of Illinois GO, 5.50%, 5/1/30	2,500,000	3,135,275
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,436,525
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,332,500
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,195,240
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,506,694
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,792,214
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,636,850
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,580,018
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,921,717
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,359,006
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,034,050
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,117,064
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,096,750
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	900,936
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,729,980
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,177,160
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,226,850
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	634,308
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	835,470

Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,108,990
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	999,681
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,263,078
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,442,307
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,325,240
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,601,836
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,691,583
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,837,748
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,385,802
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,155,010
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	700,000	717,262
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	734,825
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(4)	285,000	343,106
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	5,995,000	7,186,206
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,558,357
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,110,310
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,495,098
		492,155,734
Indiana — 1.2%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,889,797
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,489,058
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,597,216
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,329,149
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,384,600
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,369,108
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,943,375
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,721,520
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,112,150
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,800,313
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 0.02%, 3/1/21 (LOC: Barclays Bank plc)	500,000	500,000
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 0.02%, 3/1/21 (LOC: Barclays Bank plc)	300,000	300,000
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,229,830
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,179,710
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,208,375
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,228,080
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 0.31%, (MUNIPSA plus 0.28%), 12/1/46	5,000,000	5,000,000
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,377,012
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,126,150
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,289,415
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,396,825
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,631,658
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,388,825
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 0.58%, (MUNIPSA plus 0.55%), 11/1/39	4,845,000	4,855,659
		49,347,825
Iowa — 0.1%
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.01%, 3/1/21 (LOC: JPMorgan Chase Bank N.A.)	2,990,000	2,990,000
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.03%, 3/1/21 (LOC: TD Bank N.A.)	2,545,000	2,545,000
		5,535,000
Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	818,712

Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	994,837
		1,813,549
Kentucky — 2.4%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	707,034
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	315,583
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,068,183
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	633,354
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	543,630
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	504,181
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	410,506
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	799,281
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,750,000	1,898,207
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,025,893
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	893,821
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	841,208
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,584,522
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	755,618
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,037,370
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,724,701
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,177,280
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,497,811
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,903,100
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	16,605,150
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	17,000,000	19,052,750
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	16,545,222
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,489,020
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,172,625
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,719,570
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,767,720
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,327,205
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,423,760
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,707,650
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,796,850
		100,928,805
Louisiana — 1.8%
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.02%, 3/1/21	1,850,000	1,850,000
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	648,945
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	485,360
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	603,170
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,200,530
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	589,385
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	585,250
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	581,295
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	403,931
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	286,730
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	7,775,569
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,745,500
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,728,400
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,360,986
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,732,598
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(4)	6,000,000	7,230,780
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,172,041

Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,166,289
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,511,690
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,212,580
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	599,385
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	1,004,576
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	437,160
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,367,740
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,486,776
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,473,084
New Orleans Sewerage Service Rev., 5.00%, 6/1/21(4)	400,000	404,772
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	274,033
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	226,886
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	900,845
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,450,000	1,469,865
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	9,000,000	9,192,420
		73,708,571
Maryland — 2.2%
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,715,099
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	2,983,625
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,082,465
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	3,938,834
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,164,846
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,703,693
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,768,665
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,727,396
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	666,269
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,729,712
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,616,685
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,750,000	1,891,610
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/35	600,000	670,872
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/36	650,000	725,348
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/37	750,000	834,727
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/38	700,000	777,378
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/39	1,000,000	1,107,640
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/40	725,000	801,321
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	331,920
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	373,679
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	432,499
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,419,211
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,136,410
Maryland Economic Development Corp. Rev., (Morgan State University), 4.00%, 7/1/40	750,000	823,432
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/50	1,150,000	1,353,343
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	576,470
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,286,020
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	215,702
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	190,766
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	131,779
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	141,752
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	189,576
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	269,205

Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	321,468
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	346,934
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/40	2,505,000	2,738,842
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/30	510,000	581,507
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36(2)	2,290,000	2,692,238
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	950,799
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,196,816
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	523,857
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	764,363
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,113,910
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,110,498
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,561,474
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,081,267
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,852,405
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	1,978,104
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,108,477
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,242,063
State of Maryland GO, 5.00%, 8/1/25	16,860,000	20,178,891
		93,121,862
Massachusetts — 1.9%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,497,400
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,605,435
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	591,278
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	432,220
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	607,078
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	654,390
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,670,687
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	5,010,744
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	559,987
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	6,045,139
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	125,000	135,129
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	144,106
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	141,776
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	184,754
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	187,227
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	200,831
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	356,778
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	388,391
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	412,892
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	469,468
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	368,033
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	349,206

Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	319,110
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	537,531
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	282,211
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,850,000	2,031,115
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,094,380
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	772,700
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	959,295
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	955,296
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	675,130
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	575,304
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	542,798
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	735,535
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,566,750
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,113,329
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,303,700
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,621,190
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,543,126
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	7,531,964
Massachusetts Port Authority Rev., 4.00%, 7/1/22(4)	2,655,000	2,789,715
Massachusetts School Building Authority Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	3,575,000	3,827,609
		77,790,737
Michigan — 3.0%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	957,078
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,657,690
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,812,667
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,936,168
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,096,706
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,210,931
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,047,715
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,723,681
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,842,687
Detroit GO, 5.00%, 4/1/34	1,000,000	1,220,530
Detroit GO, 5.00%, 4/1/35	1,450,000	1,761,619
Detroit GO, 5.00%, 4/1/37	1,630,000	1,965,910
Detroit GO, 5.00%, 4/1/38	700,000	842,177
Detroit GO, 4.00%, 4/1/42	1,100,000	1,204,698
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,852,040
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,270,200
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	203,144
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	318,501
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	530,835
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	440,760
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	969,850
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	855,750
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	625,207
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	568,370
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	679,506
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,415,188
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,810,880
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,419,531
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,837,452
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/21, Prerefunded at 100% of Par(4)	1,000,000	1,016,120

Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,153,450
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,228,264
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	12,000,000	12,668,760
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,007,560
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	526,680
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,100,320
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,142,540
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,174,730
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,761,940
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,937,809
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,486,682
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,977,127
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,405,000
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,278,440
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,707,240
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,000,000	1,142,670
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,400,000	1,599,738
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,250,000	1,428,338
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,565,000	1,788,279
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,067,747
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	913,140
Michigan Strategic Fund Rev., (DTE Electric Co.), VRN, 1.45%, 8/1/29	1,375,000	1,382,851
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,228,489
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,273,349
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,530,199
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,772,352
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,713,695
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,268,333
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,151,820
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	748,163
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,351,039
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,320,005
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	513,708
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,172,945
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,272,880
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,983,095
		122,272,968
Minnesota — 0.5%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,208,400
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,194,470
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	337,646
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	410,252
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	469,598
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	432,206
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	468,138
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	449,172
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	433,433
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	545,155
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,353,240
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	929,416
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,044,570
Rochester Rev., (Mayo Clinic), VRN, 4.50%, 11/15/38	6,000,000	6,176,280
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,381,100
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,182,410
		19,015,486

Mississippi — 0.4%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,010,030
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,039,840
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,599,420
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,199,360
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,094,590
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	576,565
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	623,117
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,891,367
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	859,565
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	874,342
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	747,078
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	806,410
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	927,503
		17,249,187
Missouri — 0.7%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,205,194
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	634,902
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,084,570
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	902,791
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,247,895
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,480,067
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,366,042
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	815,731
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,248,980
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	932,880
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,130,967
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	571,175
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,690,835
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	677,670
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	652,142
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	318,090
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	631,600
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	655,940
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	590,207
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	444,016
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	780,990
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,155,795
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	576,875
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,108,138
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	721,092
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,340,200
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,049,860
		31,014,644
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,669,275

Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,599,840
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,671,350
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	11,125,800
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,573,796
		26,640,061
Nevada — 0.9%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	892,740
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	866,271
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	894,293
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,078,750
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,333,781
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,213,124
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	2,001,604
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,461,529
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,080,893
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,141,127
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	938,309
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,583,807
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,681,249
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	474,174
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	1,048,150
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	1,028,330
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	500,000	532,210
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	578,754
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,108,790
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,738,623
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,143,754
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,021,350
Sparks Rev., 2.50%, 6/15/24(1)	1,080,000	1,089,569
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/40	2,250,000	2,561,670
		37,492,851
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,488,776	16,267,274
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	2,478,825
		18,746,099
New Jersey — 5.1%
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,144,390
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,563,597
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,663,689
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,551,886
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,655,700
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,629,350
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,132,450
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,683,070
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,293,000
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	5,930,020
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,160,390
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,136,160
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,177,699
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,202,510
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,354,463
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,738,479
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	225,000	226,843
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,252,034
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,760,350

New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,798,965
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,073,906
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,059,908
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,789,530
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,776,165
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,041,340
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,115,437
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,487,620
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,387,280
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,416,130
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,964,695
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,059,850
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,323,540
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	4,249,630
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	7,407,060
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,626,100
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,788,560
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	20,911,275
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,673,610
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,342,850
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,942,456
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,928,099
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	824,593
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	588,995
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	785,038
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	799,929
Newark GO, 5.00%, 10/1/28 (AGM)	600,000	749,748
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,199,847
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,704,348
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,908,543
State of New Jersey GO, 4.00%, 6/1/30	2,500,000	2,976,325
State of New Jersey GO, 4.00%, 6/1/31	1,350,000	1,620,257
State of New Jersey GO, 4.00%, 6/1/32	600,000	726,720
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,457,261
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,707,160
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,686,670
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,658,369
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,086,130
		210,900,019
New Mexico — 0.2%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,064,740
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,425,556
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,801,052
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,179,120
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	598,518
		8,068,986
New York — 11.6%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	458,376
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	398,129
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	396,484

Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	2,105,100
Brookhaven Local Development Corp. Rev., (Brookhaven Memorial Hospital Medical Center, Inc. Obligated Group), 4.00%, 10/1/45	2,000,000	2,176,500
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,223,800
Dutchess County Local Development Corp. Rev., (Bard College), 5.00%, 7/1/40(1)	1,000,000	1,178,610
Dutchess County Local Development Corp. Rev., (Bard College), 5.00%, 7/1/45(1)	2,400,000	2,800,776
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,485,847
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,145,334
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,337,345
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	435,685
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,436,963
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,682,460
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	978,935
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,178,393
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,056,708
Long Island Power Authority Rev., 5.00%, 5/1/21	170,000	171,340
Long Island Power Authority Rev., 1.00%, 9/1/25	10,000,000	10,100,300
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,995,762
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,981,250
Metropolitan Transportation Authority Rev., 4.00%, 2/1/22	20,000,000	20,581,400
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,931,050
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22	10,000,000	10,704,800
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	4,245,000	4,574,582
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	11,175,822
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	8,253,918
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	8,320,000	9,148,006
Metropolitan Transportation Authority Rev., 5.00%, 11/15/45	5,500,000	6,573,270
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	5,000,000	5,479,800
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,532,230
Metropolitan Transportation Authority Rev., VRN, 0.48%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	6,945,260
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	12,353,700
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,097
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,081
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	901,246
New York City GO, 5.00%, 8/1/22	7,565,000	8,077,453
New York City GO, 5.00%, 8/1/25	1,700,000	1,991,482
New York City GO, 5.00%, 8/1/25	13,605,000	16,158,522
New York City GO, 5.00%, 8/1/26	5,370,000	6,274,791
New York City GO, 5.00%, 8/1/27	7,680,000	9,613,901
New York City GO, 5.00%, 8/1/32	2,000,000	2,504,420
New York City GO, 5.00%, 8/1/33	1,000,000	1,245,550
New York City GO, 5.00%, 8/1/33	500,000	622,775
New York City GO, 5.00%, 8/1/34	2,215,000	2,748,195
New York City GO, VRDN, 0.01%, 3/1/21 (SBBPA: Barclays Bank plc)	12,085,000	12,085,000
New York City GO, VRDN, 0.01%, 3/1/21 (SBBPA: Barclays Bank plc)	5,450,000	5,450,000
New York City GO, VRDN, 0.01%, 3/1/21 (SBBPA: Barclays Bank plc)	10,750,000	10,750,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/24 (AGM)	1,000,000	1,127,630
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/25 (AGM)	1,000,000	1,165,390
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/26 (AGM)	1,000,000	1,199,750
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	450,000	564,089
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	1,150,000	1,484,075
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,887,200
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,003,200
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,795,600

New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	15,723,125
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 3/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	1,540,000	1,540,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 3/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	1,030,000	1,030,000
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.03%, 3/1/21 (SBBPA: Mizuho Bank Ltd.)	11,300,000	11,300,000
New York City Water & Sewer System Rev., 4.00%, 6/15/40	10,030,000	11,618,050
New York City Water & Sewer System Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Bank of America N.A.)	1,875,000	1,875,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Mizuho Bank Ltd.)	2,000,000	2,000,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Barclays Bank plc)	2,300,000	2,300,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 3/1/21 (SBBPA: State Street Bank & Trust Co.)	9,600,000	9,600,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 3/1/21 (SBBPA: State Street Bank & Trust Co.)	5,870,000	5,870,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	13,725,636
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,122,913
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	962,100
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,957,578
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,518,101
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	5,092,518
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,269,080
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,389,000
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	3,919,350
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,806,350
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,600,300
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,750,008
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,447,720
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/31	1,630,000	2,059,081
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/32	1,975,000	2,466,538
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,850,000	2,301,585
Suffolk County GO, 2.00%, 7/22/21	4,200,000	4,228,896
Suffolk County GO, 2.00%, 9/24/21	8,000,000	8,075,200
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	503,630
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	805,664
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,091,440
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,088,830
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	1,750,000	1,980,597
Town of Oyster Bay GO, 4.00%, 3/1/26 (AGM)	920,000	1,064,155
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,792,720
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,224,850
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	817,607
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,302,639
Triborough Bridge & Tunnel Authority Rev., VRDN, 0.02%, 3/1/21 (LOC: Citibank N.A.)	5,845,000	5,845,000
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,356,631
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	3,437,634
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,865,055
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,611,337
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,022,340
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,056,070
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,198,640
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,683,447
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	505,685
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,044,366
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,200,380
		480,895,228

North Carolina — 2.0%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,253,750
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,917,960
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,698,718
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	4,250,000	5,134,212
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,021,688
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,257,713
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	3,264,171
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	748,002
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,170,866
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,104,450
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,117,860
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	609,694
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	2,001,382
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,131,534
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,224,898
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,267,476
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,388,978
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	676,248
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/40	2,000,000	2,409,760
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	1,117,260
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	2,144,088
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,619,500
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	2,100,000	2,282,238
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,107,500
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	725,655
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	9,800,000	11,069,296
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	362,873
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	802,849
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	18,933,450
Wake County Rev., 5.00%, 3/1/25	2,500,000	2,949,600
		82,513,669
Ohio — 1.7%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), VRDN, 0.03%, 3/1/21 (LOC: Bank of Montreal)	2,860,000	2,860,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	1,000,000	1,256,900
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	2,000,000	2,498,900
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	1,000,000	1,150,740
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	1,148,160
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	6,707,220
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,489,396
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,434,182
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,500,000	2,600,175
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,530,000	2,631,377
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(4)	4,000,000	4,160,280
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(4)	3,560,000	3,702,649
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,696,738
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,633,080
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,202,506
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	855,060
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,512,600
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,140,000	1,213,234
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,720,030
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,609,350

Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,935,850
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,533,465
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,327,580
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,900,496
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,063,722
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,934,910
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,543,363
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,399,600
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,716,650
		68,438,213
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,767,795
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,170,880
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,164,750
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/21	950,000	960,232
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,053,940
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,122,088
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,187,529
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,262,072
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,228,120
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,222,593
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	267,855
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,821,776
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	564,495
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	673,674
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,119,480
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,329,576
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,095,880
		19,012,735
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	1,000,000	1,007,990
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	549,445
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	542,325
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	4,175,418
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,053,728
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	369,117
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	269,065
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	218,668
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	342,196
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	645,528
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	523,160
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	307,909
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	273,370
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	235,924
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	310,498
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	273,688
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	232,048
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,511,985
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,156,210
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	603,665
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	599,190
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	595,820
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	708,384
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	937,032
		17,442,363

Pennsylvania — 7.4%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	439,860
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,371,142
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,222,660
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	661,620
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,744,481
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,922,010
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,296,746
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,587,225
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	5,000,000	5,480,900
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	855,480
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	483,888
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	795,000	844,171
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,148,850
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,102,925
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,471,760
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,461,240
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,605,544
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,674,346
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,739,762
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,682,626
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,187,790
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,677,304
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	598,847
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	883,343
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	788,301
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,204,445
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,264,342
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,323,201
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,379,568
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,441,758
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	7,500,000	9,168,075
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	5,000,000	5,739,500
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 0.63%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,771,532
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,319,420
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	6,289,954
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,144,260
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,484,314
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,181,600
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,110,372
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,242,984
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,264,483
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,182,660
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,113,876
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,181,120
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	710,787
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	605,673
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRN, 0.75%, (MUNIPSA plus 0.72%), 9/1/51	10,000,000	10,000,400

Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	681,276
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.13%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,022,110
Pennsylvania COP, 5.00%, 7/1/29	600,000	747,342
Pennsylvania COP, 5.00%, 7/1/30	750,000	929,828
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,050,107
Pennsylvania COP, 5.00%, 7/1/35	450,000	547,781
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,103,135
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,108,876
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,008,100
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	530,334
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	812,616
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	803,959
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	888,150
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,052,570
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,052,570
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,250,000	1,315,712
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(4)	945,000	1,099,602
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,676,680
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,708,002
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,149,940
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,151,780
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,447,900
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,756,700
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,179,180
Pennsylvania Turnpike Commission Rev., VRN, 0.63%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,026,350
Pennsylvania Turnpike Commission Rev., VRN, 0.73%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,047,700
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,055,860
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,657,925
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,508,880
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,230,700
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,810,007
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,642,635
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,970,398
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,194,110
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,003,590
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	749,549
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,374,647
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,691,025
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,976,165
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,093,455
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	961,564
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,285,220
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	704,055
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,358,280
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	956,025
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,378,440
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,267,790
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	456,204
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,489,144
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,431,155

Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,056,190
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,859,127
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,990,572
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,253,300
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,237,162
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	425,000
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	727,600
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,263,415
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,406,080
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,795,965
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,792,140
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,343,000
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,640,088
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	611,900
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	591,936
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,546,011
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,764,880
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	2,014,041
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,369,038
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,535,451
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,214,830
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,998,777
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	906,075
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,408,950
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	555,825
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	688,884
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	738,894
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,097,266
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	954,199
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	923,851
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,167,350
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	813,484
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	810,488
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,656,400
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.27%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	10,001,000
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.39%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,037,800
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,581,188
		307,980,425
Rhode Island — 0.9%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,988,651
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,170,190
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,366,900
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/24 (AGM)	2,620,000	2,893,790
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	3,256,333
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	4,159,226
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	5,090,215
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,678,447
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	6,384,039
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,144,960
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	525,290
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	575,305
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	570,245
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,461,253

Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,264,240
		38,529,084
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	471,227
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,097,080
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,964,445
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,304,378
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,035,590
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,999,800
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	278,338
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,357,833
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	548,383
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,812,875
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,273,350
		29,143,299
Tennessee — 1.0%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,052,405
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	520,665
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	427,380
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	739,596
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	469,929
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	442,110
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	557,569
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	555,802
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	13,784,040
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	22,703,000
		41,252,496
Texas — 9.6%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,763,765
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,220,900
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,338,194
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,212,110
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,208,400
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	237,506
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	449,320
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	388,862
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	587,380
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	438,926
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	641,614
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,046,853
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	539,502
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,536,015
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,976,589
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,457,763
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,739,670
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,165,100
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,743,350
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,463,832
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	6,755,000	7,993,664
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,756,400
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	7,065,660
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,568,092

Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	303,281
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	280,148
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,102,300
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,546,020
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,625,550
Bowie County Industrial Development Corp. Rev., (Wehco Media, Inc.), VRDN, 0.03%, 3/1/21 (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,074,480
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,162,640
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,356,300
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,256,480
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,274,782
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,895,675
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	3,040,660
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	4,075,365
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,043,010
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,198,446
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,297,054
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	585,320
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,693,050
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,571,507
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,232,975
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,759,165
Dallas Independent School District GO, VRN, 5.00%, 2/15/36 (PSF-GTD)	3,975,000	4,158,088
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	315,608
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	426,040
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	525,610
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	269,026
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	222,868
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,333,165
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	572,795
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,548,820
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,548,910
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,857,931
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,632,080
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,388,510
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,789,545
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,969,939
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,776,435
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,183,810
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,179,490
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,099,180
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,832,878
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,092,340
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	920,423
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	775,432
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	838,789
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,099,340
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	559,067
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,504,217

Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,085,670
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	524,169
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,078,630
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(4)	2,560,000	2,723,891
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(4)	4,000,000	4,256,080
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,118,670
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,110,330
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,262,872
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	780,993
Houston Independent School District GO, VRN, 2.40%, 6/1/36 (PSF-GTD)	8,000,000	8,044,640
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,369,400
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,654,016
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,767,975
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,176,340
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,761,630
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	268,755
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	546,855
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	296,683
Irving Hospital Authority Rev., VRN, 1.13%, (MUNIPSA plus 1.10%), 10/15/44	1,665,000	1,661,054
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	890,000	1,048,972
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,291,584
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,560,737
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,416,260
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	842,443
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	548,223
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	584,350
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,064,570
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,769,465
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	1,057,900
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	1,054,910
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,047,044
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,500,000	2,600,175
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	3,000,000	3,120,210
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	6,310,000	6,562,842
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,000,000	2,080,140
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	3,944,605
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,198,800
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,476,725
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,471,775
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,196,990
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,264,642
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,598,786
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,216,922
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,276,742
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,487,763
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,518,781
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,427,775
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,139,660

San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,713,320
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,432,840
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,117,520
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRDN, 0.03%, 3/1/21 (LOC: TD Bank N.A.)	1,000,000	1,000,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	3,000,000	3,024,720
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,259,020
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	4,560,000	5,354,808
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/21	1,150,000	1,192,217
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/22	1,000,000	1,080,690
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/23	1,150,000	1,290,208
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25	1,750,000	2,076,847
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	1,000,000	1,176,710
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/32	1,500,000	1,757,715
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,459,168
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,659,892
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,759,826
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,155,780
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,650,735
Texas Transportation Commission State Highway Fund Rev., VRN, 4.00%, 4/1/26	2,000,000	2,044,660
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,787,864
Texas Water Development Board Rev., 5.00%, 8/1/32	5,000,000	6,579,850
Texas Water Development Board Rev., 5.00%, 8/1/33	3,755,000	4,930,165
Texas Water Development Board Rev., 4.00%, 8/1/34	2,500,000	3,068,500
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,396,880
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,229,387
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,543,150
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,782,937
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,738,783
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,258,500
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	825,905
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,793,411
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,405,562
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,421,590
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,583,882
		397,745,497
Utah — 0.1%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,143,100
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,209,340
		2,352,440
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	410,000	442,517
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	849,908
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,567,440
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	703,394
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,166,730
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	910,325
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,153,010
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,029,240
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	567,570
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,701,160
		13,091,294

Virginia — 1.0%
Fairfax County GO, 4.00%, 10/1/24	12,165,000	13,715,186
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,397,020
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,936,058
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	272,350
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	757,204
Henrico County Economic Development Authority Rev., 4.00%, 10/1/40	500,000	550,640
Henrico County Economic Development Authority Rev., 4.00%, 10/1/45	700,000	764,673
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	708,993
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	410,000	415,580
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	767,333
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,615,380
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	736,931
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,168,130
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,178,350
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	815,871
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	477,882
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	565,795
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	533,358
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	879,225
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,165,910
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,473,610
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/38	3,000,000	3,345,120
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/39	3,500,000	3,893,925
		43,134,524
Washington — 3.7%
Clark County School District No. 37 Vancouver GO, 4.00%, 12/1/24 (SCH BD GTY)	5,120,000	5,792,000
Clark County School District No. 37 Vancouver GO, 4.00%, 12/1/25 (SCH BD GTY)	2,650,000	3,068,356
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,000,000	2,646,200
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	2,000,000	2,633,980
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	8,950,130
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	14,014,880
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,002,230
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,670,500
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,349,698
State of Washington GO, 5.00%, 6/1/34(2)	1,500,000	1,959,735
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,194,766
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,471,472
State of Washington GO, 5.00%, 6/1/35(2)	1,500,000	1,953,840
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,378,993
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,204,240
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,303,180
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,227,080
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	11,488,200
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,658,645
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.08%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,017,760

Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.18%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	2,009,200
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,545,915
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,426,250
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	6,790,567
		151,757,817
Wisconsin — 0.8%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	691,488
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,709,855
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	843,504
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	900,802
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	374,322
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	909,563
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	338,337
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	335,157
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	361,316
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,179,030
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	655,614
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,120,869
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,064,840
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,203,676
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,355,492
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,221,616
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,514,012
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,141,010
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,765,995
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	425,000	435,855
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	597,160
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,354,505
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,908,214
		31,982,232
TOTAL MUNICIPAL SECURITIES (Cost $3,854,864,109)		4,083,553,614
EXCHANGE-TRADED FUNDS — 0.7%
VanEck Vectors High Yield Muni ETF (Cost $29,749,110)	496,700	30,576,852
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $3,884,613,219)		4,114,130,466
OTHER ASSETS AND LIABILITIES — 0.7%		28,276,078
TOTAL NET ASSETS — 100.0%		$4,142,406,544

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $139,093,746, which represented 3.4% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	4,083,553,614	—
Exchange-Traded Funds	30,576,852	—	—
	30,576,852	4,083,553,614	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.